AXP(R)
                                                                  Bond Fund

                                                      2002 SEMIANNUAL REPORT

American
  Express(R)
Funds

(icon of) clock

AXP Bond Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment.


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Striking a Balance Among Bonds

A bond is like an I.O.U. But with a bond, it's a corporation or the government -- the bond issuer -- that promises to pay the money back. In return for lending money to the issuer, bond investors get paid interest, which varies by bond quality. (The lower the quality, the higher the interest.)

AXP Bond Fund invests largely in high-quality bonds, but includes some lower-quality and even some foreign bonds seeking to boost the return. The portfolio manager shifts this mix, as well as the balance between corporate and government bonds, as investment conditions dictate. In doing so, the Fund seeks to maximize the long-term return potential for investors.

CONTENTS
From the Chairman                        3
Portfolio Manager Q & A                  3
Fund Facts                               5
The 10 Largest Holdings                  6
Financial Statements                     7
Notes to Financial Statements           10
Investments in Securities               18

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2   AXP BOND FUND -- SEMIANNUAL REPORT


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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of) Ray Goodner
Ray Goodner
Portfolio manager

Portfolio Manager Q & A

Q: How did the Fund perform over the six-month period ended February 28, 2002?
A: In an environment where significant events and a changing economy affected interest rate trends, the Fund managed to post a positive return. For the six months, the Fund returned 1.88% (Class A shares excluding sales charges). By comparison, the unmanaged Lehman Brothers Aggregate Bond Index and the Lipper Corporate Debt - BBB rated Funds Index returned 3.02% and 1.01%, respectively, for the same period.

Q: What factors affected the portfolio's performance during the six months?
A: Early in the period, the shocking events of September 11th threw financial markets into turmoil. The immediate effect was that the U.S. economy, which appeared to be poised for a recovery, suffered a significant blow. This had a negative impact on the portfolio in the

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3   AXP BOND FUND -- SEMIANNUAL REPORT


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immediate aftermath. Prior to the terrorist attacks, I had positioned the portfolio to benefit from an upturn in the U.S. economy. That meant a greater emphasis on corporate bonds, including some high-yield securities issued by companies with credit concerns. Typically, these bonds respond well to positive economic trends. When the economy was dealt this setback, corporate issues suffered as well. Fortunately, the Federal Reserve continued to reduce short-term interest rates, as it had been all year, and that helped restore confidence in the economy. High-yield bonds began to perform particularly well at the end of 2001, boosting the Fund's return. Those holdings struggled again in the closing months of the semiannual period, due in part to fallout from the problems surrounding Enron. However, the market stabilized again toward the end of February.

Q: What changes did you make to the portfolio during the period?
A: Throughout the six-month span, I maintained a rather conservative stance in the portfolio's duration (a measure of the Fund's sensitivity to interest rate changes). In the weeks following the September 11th attacks, I reduced our exposure to issues sensitive to those events such as bonds from companies in the travel and leisure industry. A greater emphasis was placed on bonds of consumer staple companies, and that provided some stability to the portfolio. As the economic environment began to improve, I put more money to work in bonds issued by companies with a weaker credit standing. These bonds were attractively priced and offered very competitive yields. I expect them to generate solid returns for the Fund. Late in the period, portfolio additions included bonds from companies in consumer cyclical industries like autos and retail stores, which should benefit as the economy improves.

Q: What is your outlook for the coming months?
A: From all appearances, the U.S. economy seems to be getting back on track after a very sluggish 2001. If that proves to be the case, it presents both positives and negatives for the portfolio. On the positive side, better economic conditions should improve the fortunes of corporate bond issuers, who rely on solid cash flows to make timely interest and principal payments. I expect these bonds, a significant part of the portfolio, to perform well in the months ahead. The downside of an improved economy is that interest rates are likely to trend a bit higher in the months to come. I am maintaining a cautious position in the portfolio in light of that concern. However, it is important to point out that up to now, inflation has not proven to be a major concern for the economy. If that continues to be the case, it is likely that any increase in interest rates (which results in lower bond values) will be only modest. Therefore, I anticipate that the Fund will be in a position to continue to offer solid returns throughout the rest of its fiscal year.

Ray Goodner, CFA

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4   AXP BOND FUND -- SEMIANNUAL REPORT


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Fund Facts

Class A-- 6-month performance
(All figures per share)

Net asset value (NAV)
Feb. 28, 2002                                                   $4.82
Aug. 31, 2001                                                   $4.86
Decrease                                                        $0.04

Distributions-- Sept. 1, 2001 - Feb. 28, 2002
From income                                                     $0.13
From long-term capital gains                                    $  --
Total distributions                                             $0.13
Total return*                                                  +1.88%

Class B-- 6-month performance
(All figures per share)

Net asset value (NAV)
Feb. 28, 2002                                                   $4.82
Aug. 31, 2001                                                   $4.86
Decrease                                                        $0.04

Distributions-- Sept. 1, 2001 - Feb. 28, 2002
From income                                                     $0.11
From long-term capital gains                                    $  --
Total distributions                                             $0.11
Total return*                                                  +1.49%

Class C-- 6-month performance
(All figures per share)

Net asset value (NAV)
Feb. 28, 2002                                                   $4.83
Aug. 31, 2001                                                   $4.86
Decrease                                                        $0.03

Distributions-- Sept. 1, 2001 - Feb. 28, 2002
From income                                                     $0.11
From long-term capital gains                                    $  --
Total distributions                                             $0.11
Total return*                                                  +1.71%

Class Y-- 6-month performance
(All figures per share)

Net asset value (NAV)
Feb. 28, 2002                                                   $4.82
Aug. 31, 2001                                                   $4.86
Decrease                                                        $0.04

Distributions-- Sept. 1, 2001 - Feb. 28, 2002
From income                                                     $0.13
From long-term capital gains                                    $  --
Total distributions                                             $0.13
Total return*                                                  +1.96%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5   AXP BOND FUND -- SEMIANNUAL REPORT


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The 10 Largest Holdings

                                 Percent                        Value
                            (of net assets)              (as of Feb. 28, 2002)

GMAC
6.88% 2011                         0.9%                      $35,776,080

Union Pacific
6.65% 2011                         0.8                        33,802,154

Federal Republic of Germany
7.50% 2004                         0.8                        32,758,166

AT&T Wireless Services
7.88% 2011                         0.8                        30,720,357

WorldCom
7.50% 2011                         0.7                        29,001,530

Citizens Communications
9.25% 2011                         0.7                        28,861,415

BellSouth Capital Funding
7.88% 2030                         0.7                        28,006,824

Bank of Singapore
7.88% 2009                         0.6                        26,533,720

Bowater Canada Finance
7.95% 2011                         0.6                        25,379,249

Vodafone Group
7.75% 2010                         0.6                        25,078,960

Excludes U.S. Treasury and government agency holdings.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here
make up 7.2% of net assets

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6   AXP BOND FUND -- SEMIANNUAL REPORT


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


Financial Statements

Statement of assets and liabilities
AXP Bond Fund, Inc.

Feb. 28, 2002 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $4,424,013,735)                                                                          $4,435,385,369
Capital shares receivable                                                                                           924,878
Dividends and accrued interest receivable                                                                        67,047,778
Receivable for investment securities sold                                                                       237,207,392
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 5)                                380,587
                                                                                                                    -------
Total assets                                                                                                  4,740,946,004
                                                                                                              -------------

Liabilities
Disbursements in excess of cash on demand deposit                                                                   358,158
Dividends payable to shareholders                                                                                 1,210,245
Capital shares payable                                                                                               16,017
Payable for investment securities purchased                                                                     258,026,626
Payable for securities purchased on a when-issued basis (Note 1)                                                394,850,295
Accrued investment management services fee                                                                           53,467
Accrued distribution fee                                                                                             45,071
Accrued service fee                                                                                                   1,656
Accrued transfer agency fee                                                                                          14,409
Accrued administrative services fee                                                                                   4,704
Other accrued expenses                                                                                              261,261
                                                                                                                    -------
Total liabilities                                                                                               654,841,909
                                                                                                                -----------
Net assets applicable to outstanding capital stock                                                           $4,086,104,095
                                                                                                             ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                                                     $    8,478,174
Additional paid-in capital                                                                                    4,239,238,449
Excess of distributions over net investment income                                                               (2,000,352)
Accumulated net realized gain (loss) (Note 7)                                                                  (171,358,368)
Unrealized appreciation (depreciation) on investments and on
   translation of assets and liablities in foreign currencies (Note 5)                                           11,746,192
                                                                                                                 ----------
Total -- representing net assets applicable to outstanding capital stock                                     $4,086,104,095
                                                                                                             ==============
Net assets applicable to outstanding shares:                 Class A                                         $2,417,148,162
                                                             Class B                                         $1,036,883,857
                                                             Class C                                         $   18,185,205
                                                             Class Y                                         $  613,886,871
Net asset value per share of outstanding capital stock:      Class A shares               501,596,998        $         4.82
                                                             Class B shares               215,141,886        $         4.82
                                                             Class C shares                 3,768,879        $         4.83
                                                             Class Y shares               127,309,598        $         4.82
                                                                                          -----------        --------------

See accompanying notes to financial statements.

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7   AXP BOND FUND -- SEMIANNUAL REPORT


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


Statement of operations
AXP Bond Fund, Inc.

Six months ended Feb. 28, 2002 (Unaudited)

Investment income
Income:
Dividends                                                                                                      $  1,813,644
Interest                                                                                                        125,087,935
   Less foreign taxes withheld                                                                                      (62,728)
                                                                                                                    -------
Total income                                                                                                    126,838,851
                                                                                                                -----------
Expenses (Note 2):
Investment management services fee                                                                                9,572,366
Distribution fee
   Class A                                                                                                        2,993,417
   Class B                                                                                                        4,972,532
   Class C                                                                                                           69,644
Transfer agency fee                                                                                               2,353,152
Incremental transfer agency fee
   Class A                                                                                                          132,710
   Class B                                                                                                           97,732
   Class C                                                                                                            1,542
Service fee -- Class Y                                                                                              282,216
Administrative services fees and expenses                                                                           916,632
Compensation of board members                                                                                        14,092
Custodian fees                                                                                                       95,924
Printing and postage                                                                                                159,811
Registration fees                                                                                                   114,988
Audit fees                                                                                                           21,000
Other                                                                                                                 5,731
                                                                                                                      -----
Total expenses                                                                                                   21,803,489
   Earnings credits on cash balances (Note 2)                                                                       (60,267)
                                                                                                                    -------
Total net expenses                                                                                               21,743,222
                                                                                                                 ----------
Investment income (loss) -- net                                                                                 105,095,629
                                                                                                                -----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                               (29,029,817)
   Foreign currency transactions                                                                                    (85,426)
                                                                                                                    -------
Net realized gain (loss) on investments                                                                         (29,115,243)
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                                                   (2,814,513)
                                                                                                                 ----------
Net gain (loss) on investments and foreign currencies                                                           (31,929,756)
                                                                                                                -----------
Net increase (decrease) in net assets resulting from operations                                                $ 73,165,873
                                                                                                               ============

See accompanying notes to financial statements.

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8   AXP BOND FUND -- SEMIANNUAL REPORT


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


Statements of changes in net assets AXP Bond Fund, Inc.

                                                                                    Feb. 28, 2002            Aug. 31, 2001
                                                                                  Six months ended            Year ended
                                                                                     (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                    $  105,095,629            $  231,113,578
Net realized gain (loss) on investments                                               (29,115,243)              (30,599,694)
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                         (2,814,513)              152,685,406
                                                                                       ----------               -----------
Net increase (decrease) in net assets resulting from operations                        73,165,873               353,199,290
                                                                                       ----------               -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                                         (64,701,267)             (148,004,415)
      Class B                                                                         (23,081,543)              (52,812,958)
      Class C                                                                            (321,086)                 (260,922)
      Class Y                                                                         (15,668,965)              (34,391,779)
                                                                                      -----------               -----------
Total distributions                                                                  (103,772,861)             (235,470,074)
                                                                                     ------------              ------------

Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                            236,823,826               431,339,070
   Class B shares                                                                     191,594,234               303,309,149
   Class C shares                                                                       9,396,786                10,226,857
   Class Y shares                                                                     170,224,992               379,466,999
Reinvestment of distributions at net asset value
   Class A shares                                                                      48,610,978               108,087,106
   Class B shares                                                                      20,031,716                45,446,779
   Class C shares                                                                         276,217                   226,849
   Class Y shares                                                                      15,636,713                34,534,077
Payments for redemptions
   Class A shares                                                                    (239,038,599)             (451,380,639)
   Class B shares (Note 2)                                                           (121,596,615)             (290,178,522)
   Class C shares (Note 2)                                                             (1,792,723)               (1,167,551)
   Class Y shares                                                                    (101,210,665)             (281,589,615)
                                                                                     ------------              ------------
Increase (decrease) in net assets from capital share transactions                     228,956,860               288,320,559
                                                                                      -----------               -----------
Total increase (decrease) in net assets                                               198,349,872               406,049,775
Net assets at beginning of period                                                   3,887,754,223             3,481,704,448
                                                                                    -------------             -------------
Net assets at end of period                                                        $4,086,104,095            $3,887,754,223
                                                                                   ==============            ==============

See accompanying notes to financial statements.

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9   AXP BOND FUND -- SEMIANNUAL REPORT


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Notes to Financial Statements
AXP Bond Fund, Inc.

(Unaudited as to Feb. 28, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests primarily in corporate bonds and other debt securities.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

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10   AXP BOND FUND -- SEMIANNUAL REPORT


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Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of Feb. 28, 2002, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Feb. 28, 2002 was $28,194,438 representing 0.69% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

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11   AXP BOND FUND -- SEMIANNUAL REPORT


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Securities purchased on a when-issued or forward-commitment basis
Delivery and payment for securities that have been purchased by the Fund on a when-issued or forward-commitment basis can take place one month or more after the transaction date. During this period, when-issued securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its commitment. As of Feb. 28, 2002, the Fund has entered into outstanding when-issued or forward commitments of $394,850,295.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

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Under a separate Transfer Agency Agreement, American Express Client Service
Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class C $20.00
o  Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $2,681,007 for Class A, $383,660 for Class B and $4,036 for Class C for the six months ended Feb. 28, 2002.

During the six months ended Feb. 28, 2002, the Fund's custodian and transfer agency fees were reduced by $60,267 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $3,400,990,719 and $3,107,107,372, respectively, for the six months ended Feb. 28, 2002. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                                        Six months ended Feb. 28, 2002
                                             Class A        Class B          Class C       Class Y

Sold                                       49,089,885      39,709,628      1,946,317     35,303,400
Issued for reinvested distributions        10,109,275       4,166,170         57,406      3,251,035
Redeemed                                  (49,609,339)    (25,231,499)      (371,419)   (20,997,964)
                                          -----------     -----------       --------    -----------
Net increase (decrease)                     9,589,821      18,644,299      1,632,304     17,556,471
                                            ---------      ----------      ---------     ----------

                                                           Year ended Aug. 31, 2001
                                             Class A        Class B          Class C       Class Y

Sold                                       90,085,921      63,371,133      2,133,169     79,681,999
Issued for reinvested distributions        22,682,885       9,535,719         47,319      7,237,196
Redeemed                                  (94,825,425)    (60,827,005)      (243,972)   (58,909,366)
                                          -----------     -----------       --------    -----------
Net increase (decrease)                    17,943,381      12,079,847      1,936,516     28,009,829
                                           ----------      ----------      ---------     ----------

--------------------------------------------------------------------------------

13   AXP BOND FUND -- SEMIANNUAL REPORT

5. FOREIGN CURRENCY CONTRACTS
As of Feb. 28, 2002, the Fund has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date               Currency to   Currency to  Unrealized    Unrealized
                           be delivered   be received appreciation  depreciation

March 26, 2002                17,100,000   14,962,073    $184,483         $--
                  European Monetary Unit  U.S. Dollar

March 26, 2002                16,600,000   14,541,600     196,104          --
                  European Monetary Unit  U.S. Dollar

Total                                                    $380,587         $--
                                                         --------         ---

6. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Feb. 28, 2002.

7. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $138,199,934 as of Aug. 31, 2001, that if not offset by subsequent capital gains, will expire in 2007 through 2010. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------

14   AXP BOND FUND -- SEMIANNUAL REPORT



8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Aug. 31,                                  2002(f)       2001         2000         1999         1998

Net asset value, beginning of period                         $4.86         $4.70        $4.82        $5.11        $5.22

Income from investment operations:

Net investment income (loss)                                   .13           .31          .33          .33          .36

Net gains (losses) (both realized and unrealized)             (.04)          .17         (.12)        (.25)        (.03)

Total from investment operations                               .09           .48          .21          .08          .33

Less distributions:

Dividends from net investment income                          (.13)         (.32)        (.33)        (.33)        (.36)

Distributions from realized gains                               --            --           --         (.04)        (.08)

Total distributions                                           (.13)         (.32)        (.33)        (.37)        (.44)

Net asset value, end of period                               $4.82         $4.86        $4.70        $4.82        $5.11

Ratios/supplemental data

Net assets, end of period (in millions)                     $2,417        $2,390       $2,229       $2,591       $2,709

Ratio of expenses to average daily net assets(c)              .93%(d)       .94%         .93%         .86%         .83%

Ratio of net investment income (loss)
     to average daily net assets                             5.47%(d)      6.51%        7.04%        6.56%        6.79%

Portfolio turnover rate
     (excluding short-term securities)                         85%          115%          64%          57%          43%

Total return(e)                                              1.88%        10.48%        4.67%        1.64%        6.30%


Class B

Per share income and capital changes(a)

Fiscal period ended Aug. 31,                                  2002(f)       2001         2000         1999         1998

Net asset value, beginning of period                         $4.86         $4.70        $4.82        $5.11        $5.22

Income from investment operations:

Net investment income (loss)                                   .11           .27          .30          .29          .32

Net gains (losses) (both realized and unrealized)             (.04)          .17         (.13)        (.24)        (.03)

Total from investment operations                               .07           .44          .17          .05          .29

Less distributions:

Dividends from net investment income                          (.11)         (.28)        (.29)        (.30)        (.32)

Distributions from realized gains                               --            --           --         (.04)        (.08)

Total distributions                                           (.11)         (.28)        (.29)        (.34)        (.40)

Net asset value, end of period                               $4.82         $4.86        $4.70        $4.82        $5.11

Ratios/supplemental data

Net assets, end of period (in millions)                     $1,037          $954         $867       $1,093       $1,057

Ratio of expenses to average daily net assets(c)             1.69%(d)      1.70%        1.69%        1.63%        1.59%

Ratio of net investment income (loss)
     to average daily net assets                             4.71%(d)      5.74%        6.28%        5.79%        6.03%

Portfolio turnover rate
     (excluding short-term securities)                         85%          115%          64%          57%          43%

Total return(e)                                              1.49%         9.65%        3.88%         .87%        5.50%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------

15   AXP BOND FUND -- SEMIANNUAL REPORT



Class C

Per share income and capital changes(a)

Fiscal period ended Aug. 31,                                  2002(f)       2001         2000(b)

Net asset value, beginning of period                         $4.86         $4.71        $4.64

Income from investment operations:

Net investment income (loss)                                   .11           .27          .04

Net gains (losses) (both realized and unrealized)             (.03)          .16          .07

Total from investment operations                               .08           .43          .11

Less distributions:

Dividends from net investment income                          (.11)         (.28)        (.04)

Net asset value, end of period                               $4.83         $4.86        $4.71

Ratios/supplemental data

Net assets, end of period (in millions)                        $18           $10           $1

Ratio of expenses to average daily net assets(c)             1.69%(d)      1.70%        1.69%(d)

Ratio of net investment income (loss)
     to average daily net assets                             4.72%(d)      5.62%        6.80%(d)

Portfolio turnover rate
     (excluding short-term securities)                         85%          115%          64%

Total return(e)                                              1.71%         9.43%        2.58%


Class Y

Per share income and capital changes(a)

Fiscal period ended Aug. 31,                                   2002(f)      2001         2000         1999         1998

Net asset value, beginning of period                         $4.86         $4.70        $4.82        $5.11        $5.22

Income from investment operations:

Net investment income (loss)                                   .14           .32          .34          .33          .36

Net gains (losses) (both realized and unrealized)             (.05)           .17        (.12)        (.24)        (.03)

Total from investment operations                               .09           .49          .22          .09          .33

Less distributions:

Dividends from net investment income                          (.13)         (.33)        (.34)        (.34)        (.36)

Distributions from realized gains                               --            --           --         (.04)        (.08)

Total distributions                                           (.13)         (.33)        (.34)        (.38)        (.44)

Net asset value, end of period                               $4.82         $4.86        $4.70        $4.82        $5.11

Ratios/supplemental data

Net assets, end of period (in millions)                       $614          $533         $385         $296         $224

Ratio of expenses to average daily net assets(c)              .77%(d)       .78%         .77%         .77%         .76%

Ratio of net investment income (loss)
     to average daily net assets                             5.63%(d)      6.66%        7.20%        6.67%        6.90%

Portfolio turnover rate
     (excluding short-term securities)                         85%          115%          64%          57%          43%

Total return(e)                                              1.96%        10.65%        4.84%        1.71%        6.40%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------

16   AXP BOND FUND -- SEMIANNUAL REPORT

Notes to financial highlights
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.
(f) Six months ended Feb. 28, 2002 (Unaudited).

--------------------------------------------------------------------------------

17   AXP BOND FUND -- SEMIANNUAL REPORT

Investments in Securities

AXP Bond Fund, Inc.

Feb. 28, 2002 (Unaudited)
(Percentages represent value of investments compared to net assets)

Bonds (93.6%)
Issuer                            Coupon         Principal         Value(a)
                                    rate            amount

Government obligations (8.8%)
Federal Republic of Brazil
   (U.S. Dollar)
     07-26-07                     11.25%       $14,000,000(c)   $13,986,000
     01-11-12                     11.00         13,000,000(c)    11,986,000
Federal Republic of Germany
   (European Monetary Unit)
     11-11-04                      7.50         35,000,000(c)    32,758,166
Resolution Funding Corp
   Zero Coupon
     10-15-02                      6.19         24,660,000(f)    24,345,338
U.S. Treasury
     11-15-16                      7.50        202,995,000      243,943,152
   TIPS
     01-15-07                      3.38         10,000,000(j)    11,445,460
United Mexican States
   (U.S. Dollar)
     01-14-12                      7.50         17,000,000(c)    17,297,500
Total                                                           355,761,616

Mortgage-backed securities (26.5%)
Federal Home Loan Mtge Corp
     07-01-07                      6.50              5,529            5,564
     03-01-13                      5.50          7,135,373        7,210,349
     04-01-15                      7.50         10,172,184       10,759,210
     04-01-17                      8.00            185,797          200,122
     08-01-24                      8.00          2,828,214        3,017,931
     12-01-27                      6.00          7,691,103        7,714,501
     10-01-28                      7.00         21,346,168       22,061,138
     11-01-29                      7.00         14,019,816       14,459,546
     02-01-31                      7.50         13,845,588       14,446,315
   Collateralized Mtge Obligation
     03-15-22                      7.00         10,000,000       10,440,613
     07-15-22                      7.00         11,856,732       12,346,296
Federal Natl Mtge Assn
     03-15-04                      4.75         25,000,000       25,729,450
     07-15-05                      7.00         35,000,000       38,194,135
     07-01-08                      6.50          4,162,307        4,346,607
     11-01-09                      9.00                880              961
     06-01-10                      6.50          9,347,348        9,761,232
     08-01-11                      8.50          8,888,709        9,460,315
     05-01-13                      6.50         21,592,420       22,397,465
     03-01-14                      5.50         24,376,842       24,573,663
     04-01-14                      6.50          6,223,122        6,455,143
     08-01-16                      6.00         23,533,978       23,917,451
     04-01-23                      8.50          3,413,829        3,720,986
     05-01-23                      6.50         19,649,117       20,154,360
     08-01-23                      6.50          1,481,867        1,519,971
     09-01-23                      6.50          2,455,814        2,518,961
     11-01-23                      6.50          4,580,184        4,697,955
     01-01-24                      6.50         31,305,318       32,110,281
     02-01-24                      6.50          3,714,276        3,808,352
     05-01-24                      6.00         36,129,557       36,412,527
     06-01-24                      9.00          2,691,694        2,965,550
     02-01-25                      8.00          1,382,394        1,475,157
     09-01-25                      6.50         13,110,431       13,419,436
     09-01-25                      8.00          2,938,149        3,131,323
     02-01-26                      6.00         14,169,154       14,260,749
     03-01-26                      7.00          8,414,642        8,710,296
     06-01-28                      6.00         22,872,751       22,891,981
     08-01-28                      6.50         16,563,539       16,891,982
     10-01-28                      6.00         15,278,969       15,291,814
     11-01-28                      6.50          7,845,684        8,001,259
     12-01-28                      6.00         17,043,563       17,057,892
     12-01-28                      6.50          3,366,363        3,433,115
     01-01-29                      6.50         25,204,354       25,729,718
     03-01-29                      6.50         15,204,469       15,497,769
     05-01-29                      6.50         19,455,086       19,830,381
     06-01-29                      7.00             62,209           64,183
     07-01-29                      7.00         22,885,564       23,611,942
     09-01-29                      7.00         56,845,968       58,650,232
     03-01-30                      7.00         45,000,000(l)    46,350,000
     04-01-30                      6.00         65,000,000(l)    64,329,687
     04-01-30                      7.00        126,500,000(l)   129,781,093
     01-01-31                      7.50         20,413,289       21,312,373
     03-01-31                      6.00         50,000,000(l)    49,687,500
     02-01-32                      6.50         50,000,000(l)    50,734,375
     03-01-32                      7.50         53,000,000(l)    55,202,812
   Collateralized Mtge Obligation
     06-25-23                      5.25         11,553,126       11,668,657
Govt Natl Mtge Assn
     02-15-24                      8.00          1,388,293        1,485,320
     02-15-25                      9.00            274,274          298,819
     06-15-26                      8.00          1,993,032        2,127,653
     08-15-26                      8.00          3,061,010        3,267,769
Total                                                         1,079,602,237

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

18   AXP BOND FUND -- SEMIANNUAL REPORT

Issuer                           Coupon          Principal         Value(a)
                                   rate             amount

Aerospace & defense (0.7%)
Alliant Techsystems
   Company Guaranty
     05-15-11                      8.50%        $1,725,000       $1,845,750
Boeing Capital
   Medium-term Sr Nts Series X
     01-27-10                      7.22         10,000,000       10,802,700
L-3 Communications
   Sr Sub Nts Series B
     05-01-07                     10.38          5,000,000        5,300,000
United Technologies
     11-15-19                      8.88         10,000,000       12,428,900
Total                                                            30,377,350

Airlines (1.3%)
American Airlines
     10-01-06                      7.80          6,500,000(d)     6,453,200
   1st Series 2001 Cl C
     05-23-16                      7.38         11,748,894       10,901,681
Continental Airlines
   Series 1996B
     10-15-13                      7.82          3,825,737        3,807,220
   Series 1998A
     09-15-17                      6.65         11,912,057       11,227,702
Delta Air Lines
     05-15-10                     10.13         10,000,000        9,221,400
Northwest Airlines
     06-01-06                      8.88          6,000,000        5,538,720
United Air Lines
     10-01-10                      7.03          7,056,160        6,702,364
Total                                                            53,852,287

Automotive & related (1.4%)
Advance Stores
   Sr Sub Nts
     04-15-08                     10.25          4,510,000(d)     4,746,775
ArvinMeritor
     03-01-12                      8.75          7,000,000        7,188,160
DaimlerChrysler North America Holding
   Company Guaranty
     09-01-04                      6.90          7,000,000        7,298,410
     01-15-12                      7.30          9,000,000        9,270,756
Ford Motor
     07-16-31                      7.45          9,400,000        9,005,867
Ford Motor Credit
     07-16-04                      6.70          3,000,000        3,070,440
     02-01-11                      7.38         15,000,000       15,124,575
Total                                                            55,704,983

Banks and savings & loans (2.9%)
Bank of Singapore
   (U.S. Dollar) Sub Nts
     08-10-09                      7.88         24,500,000(c,d)  26,533,720
Central Fidelity Capital
   Company Guaranty Series A
     04-15-27                      2.83         16,500,000(n)    16,351,005
Comerica Bank
   Sub Nts
     10-01-08                      6.00          9,780,000        9,753,154
FCB/NC Capital Trust 1
   Company Guaranty
     03-01-28                      8.05          9,250,000        8,319,210
FleetBoston Financial
     09-15-05                      7.25         22,000,000       23,727,440
Marshall & Ilsley
   Series E
     09-01-06                      5.75          8,000,000        8,189,200
Sovereign Bancorp
   Sr Nts
     05-15-04                     10.25          2,835,000        2,990,925
     11-15-06                     10.50          3,165,000        3,434,025
Union Planters Capital
   Company Guaranty
     12-15-26                      8.20          4,000,000        3,790,560
Washington Mutual Bank
     06-15-11                      6.88         15,000,000       15,501,330
Total                                                           118,590,569

Beverages & tobacco (0.3%)
Constellation Brands
   Sr Sub Nts Series B
     01-15-12                      8.13          6,000,000        6,225,000
Cott Beverages
   Company Guaranty
     12-15-11                      8.00          6,000,000(d)     6,127,500
Total                                                            12,352,500

Building materials & construction (1.2%)
Collins & Aikman Floor Cover
   Sr Sub Nts
     02-15-10                      9.75            820,000(d)       846,650
Louisiana Pacific
   Sr Nts
     11-15-08                     10.88            775,000          778,875
     08-15-10                      8.88          1,160,000        1,154,440
   Sr Sub Nts
     08-15-05                      8.50          4,860,000        4,877,622

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

19   AXP BOND FUND -- SEMIANNUAL REPORT

Issuer                           Coupon          Principal         Value(a)
                                   rate             amount

Building materials & construction (cont.)
Nortek
   Sr Nts Series B
     09-01-07                      9.13%        $3,000,000       $3,078,750
     08-01-08                      8.88          3,600,000        3,676,500
Pulte Homes
   Company Guaranty
     08-01-11                      7.88         10,800,000       10,943,684
   Sr Nts
     12-15-03                      7.00          7,700,000        7,855,771
Schuler Homes
   Company Guaranty
     04-15-08                      9.00          1,000,000          992,500
     07-15-09                      9.38          7,000,000        7,420,000
WCI Communities
   Company Guaranty
     02-15-11                     10.63          8,025,000        8,586,750
Total                                                            50,211,542

Chemicals (2.4%)
Airgas
   Company Guaranty
     10-01-11                      9.13          8,000,000        8,400,000
Allied Waste North America
   Company Guaranty Series B
     01-01-09                      7.88         10,625,000       10,465,625
   Sr Nts
     12-01-08                      8.50          4,375,000(d)     4,462,500
Dow Chemical
     08-15-05                      7.00          1,575,000        1,657,064
Equistar Chemical/Funding
   Company Guaranty
     09-01-08                     10.13          5,000,000        5,000,000
IMC Global
   Company Guaranty Series B
     06-01-08                     10.88          4,160,000        4,534,400
     06-01-11                     11.25          2,795,000        3,032,575
Lyondell Chemical
     12-15-08                      9.50          3,000,000(d)     3,015,000
Series B
     05-01-07                      9.88          3,000,000        3,045,000
MacDermid
     07-15-11                      9.13          2,170,000        2,256,800
Noveon
   Company Guaranty Series B
     02-28-11                     11.00          3,850,000        4,066,563
Resolution Performance
   Sr Sub Nts
     11-15-10                     13.50          2,050,000        2,296,000
Waste Management
   Company Guaranty
     05-15-09                      6.88         20,000,000       19,783,399
   Sr Nts
     10-01-07                      7.13         15,000,000       15,393,450
     07-15-28                      7.00         12,500,000       11,463,700
Total                                                            98,872,076

Communications equipment & services (3.0%)
AT&T Wireless Services
   Sr Nts
     03-01-11                      7.88         29,550,000       30,720,357
     03-01-31                      8.75         14,000,000       15,324,470
Brocade Communications
   Cv
     01-01-07                      2.00          3,100,000(d)     2,635,000
Celcaribe
   Sr Nts
     03-15-04                     14.50          3,395,000        1,833,300
Citizens Communications
     05-15-11                      9.25         26,500,000       28,861,415
Comverse Technology
   Cv
     12-01-05                      1.50          5,250,000        3,990,000
EchoStar DBS
   Sr Nts
     02-01-09                      9.38          5,000,000        5,137,500
Nextel Communications
   Sr Nts
     02-01-11                      9.50          8,930,000        5,491,950
Price Communications Wireless
   Company Guaranty Series B
     12-15-06                      9.13         12,000,000       12,120,000
Rural Cellular
   Sr Sub Nts Series B
     05-15-08                      9.63          1,500,000        1,200,000
Verizon New England
   Sr Nts
     09-15-11                      6.50         13,000,000       13,307,970
Western Wireless
   Sr Sub Nts
     02-01-07                     10.50          1,570,000        1,318,800
Total                                                           121,940,762

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

20   AXP BOND FUND -- SEMIANNUAL REPORT

Issuer                            Coupon         Principal         Value(a)
                                    rate            amount

Computer software & services (0.3%)
Computer Sciences
     06-15-06                      6.75%       $10,000,000      $10,422,100
Extreme Networks
   Cv
     12-01-06                      3.50          2,750,000(d)     1,900,938
Wind River Systems
   Cv
     12-15-06                      3.75          1,250,000(d)     1,059,375
Total                                                            13,382,413

Computers & office equipment (0.1%)
Acxiom
   Cv
     02-15-09                      3.75          2,400,000(d)     2,481,000
Adaptec
   Cv
     03-05-07                      3.00          2,610,000(d)     2,610,000
Emulex
   Cv
     02-01-07                      1.75            800,000(d)       726,000
Total                                                             5,817,000

Electronics (0.9%)
Celestica
   (U.S. Dollar) Zero Coupon Cv
     08-01-20                      3.41         14,500,000(c,f)   6,090,000
Kulicke & Soffa Inds
   Cv
     12-15-06                      4.75          2,800,000        2,726,500
Reliance Electric
     04-15-03                      6.80          6,000,000        6,187,440
RF Micro Devices
   Cv
     08-15-05                      3.75          4,900,000        3,993,500
Solectron
   Zero Coupon Cv
     11-20-20                      3.25         15,200,000(f)     6,897,000
STMicroelectronics
   (U.S. Dollar) Zero Coupon Cv
     11-16-10                      3.75          6,060,000(c,d,f) 4,014,750
Triquint Semiconductor
   Cv Sub Nts
     03-01-07                      4.00          4,270,000        3,085,075
Veeco Instruments
   Cv
     12-21-08                      4.13          3,500,000(d)     3,198,125
Total                                                            36,192,390

Energy (2.5%)
Anadarko Finance
   Company Guaranty Series B
     05-01-11                      6.75         14,000,000       14,545,160
Ashland
   Medium-term Nts Series J
     08-15-05                      7.83         14,000,000       15,056,174
Calpine Canada Energy Finance
   (U.S. Dollar) Company Guaranty
     05-01-08                      8.50          3,000,000(c)     2,160,045
Conoco Funding
   Company Guaranty
     10-15-11                      6.35         13,000,000       13,421,876
Devon Energy
   Cv
     08-15-08                      4.90          3,000,000        2,951,250
Forest Oil
   Sr Nts
     12-15-11                      8.00          9,000,000(d)     9,090,000
Hanover Equipment Trust
   Sr Nts
     09-01-08                      8.50          4,150,000(d)     4,191,500
Luscar Coal
   (U.S. Dollar) Sr Nts
     10-15-11                      9.75          5,025,000(c,d)   5,332,781
Newfield Exploration
   Sr Nts
     03-01-11                      7.63          6,500,000        6,381,044
Petroliam Nasional
   (U.S. Dollar)
     08-15-15                      7.75          6,000,000(c,d)   6,280,848
Phillips Petroleum
     05-25-10                      8.75         15,000,000       17,720,055
Westport Resources
   Company Guaranty
     11-01-11                      8.25          4,850,000(d)     4,862,125
Total                                                           101,992,858

Energy equipment & services (0.2%)
Key Energy Services
   Company Guaranty Series B
     03-01-08                      8.38          2,290,000        2,335,800
   Sr Nts
     03-01-08                      8.38          2,710,000        2,750,650
Nabors Inds
   Zero Coupon Cv
     06-20-20                      6.91          6,860,000(f)     4,364,675
Total                                                             9,451,125

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

21   AXP BOND FUND -- SEMIANNUAL REPORT

Issuer                            Coupon         Principal         Value(a)
                                    rate            amount

Financial services (7.4%)
Amvescap
   (U.S. Dollar) Sr Nts
     01-15-07                      5.90%        $6,000,000(c,d)  $6,012,822
Citigroup
   Sub Nts
     10-01-10                      7.25         20,000,000       21,704,000
Credit Suisse First Boston USA
     01-15-12                      6.50         20,000,000       20,405,440
E*TRADE Group
   Cv
     02-01-07                      6.00          3,700,000        2,825,838
First Union-Lehman Brothers Cl A3
   Series 1997-C2
     12-18-07                      6.65         20,000,000       21,151,062
GenAmerica Capital
   Company Guaranty
     06-30-27                      8.53          8,000,000(d)     8,141,520
GMAC
     09-15-06                      6.13         15,000,000       14,966,265
     09-15-11                      6.88         36,000,000       35,776,080
Goldman Sachs Group
     01-15-11                      6.88         21,800,000       22,642,701
Household Finance
     01-24-06                      6.50         20,000,000       20,313,400
     07-15-06                      7.20         10,000,000       10,428,000
     10-15-11                      6.38         20,000,000       19,273,600
Indah Kiat Finance Mauritius
   (U.S. Dollar) Company Guaranty
     07-01-07                     10.00          9,225,000(b,c)   1,752,750
LaBranche
   Sr Nts
     08-15-04                      9.50          6,930,000        7,363,402
   Sr Sub Nts
     03-02-07                     12.00          6,000,000        6,900,000
Legg Mason
   Sr Nts
     07-02-08                      6.75         11,300,000       11,247,116
MBNA
     01-17-07                      6.25          8,500,000        8,330,731
Ohio Savings Capital
   Company Guaranty
     06-03-27                      9.50          9,500,000(d)     9,220,415
Osprey Trust/Osprey 1
     01-15-03                      8.31          1,100,000(b,d)     192,500
Prudential Bache
   Collateralized Mtge Obligation
     04-01-19                      7.97          3,799,343        3,896,226
Salomon Smith Barney Holdings
     01-15-03                      6.13         15,000,000       15,421,800
Swiss Re America Holdings
   Cv
     11-21-21                      3.25          2,700,000(d)     2,511,000
Tyco Capital
     05-17-04                      5.63         18,775,000       18,034,965
Verizon Global Funding
     12-01-30                      7.75         12,000,000       13,407,768
Total                                                           301,919,401

Food (0.3%)
Kellogg
   Series B
     04-01-11                      6.60         10,000,000       10,452,200

Furniture & appliances (0.1%)
Falcon Products
   Company Guaranty Series B
     06-15-09                     11.38          1,745,000        1,553,050
Interface
   Sr Nts
     02-01-10                     10.38          2,325,000(d)     2,418,000
Total                                                             3,971,050

Health care (0.7%)
Allergan
   Zero Coupon Cv
     11-01-20                      2.50          4,250,000(f)     2,629,688
American Home Products
     03-15-11                      6.70         15,000,000       15,841,949
Enzon
   Cv
     07-01-08                      4.50          2,720,000        2,352,800
Invitrogen
   Cv
     12-15-06                      2.25          2,800,000(d)     2,411,500
Laboratory Corp of America Holdings
   Zero Coupon Cv
     09-11-21                      1.90          3,940,000(d,f)   2,772,775
Quest Diagnostic
   Cv
     11-30-21                      1.75          2,610,000        2,763,338
Total                                                            28,772,050

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

22   AXP BOND FUND -- SEMIANNUAL REPORT

Issuer                            Coupon         Principal         Value(a)
                                    rate            amount

Health care services (0.9%)
Charles River Laboratories
   Cv
     02-01-22                      3.50%        $2,720,000(d)    $2,679,200
Clarent Hospital
   Sr Nts
     08-15-05                     11.50          4,803,000(h)     4,803,000
Coventry Health Care
   Sr Nts
     02-15-12                      8.13          6,000,000(d)     6,150,000
HCA
     06-01-06                      7.13          6,010,000        6,220,350
     02-01-11                      7.88          5,400,000        5,724,000
Insight Healthcare Services
   Sr Sub Nts
     11-01-11                      9.88          1,500,000(d)     1,545,000
Paracelsus Healthcare
   Sr Sub Nts
     08-15-06                     10.00         13,100,000(b,o)          --
Triad Hospitals
   Company Guaranty
     05-01-09                      8.75         10,200,000       10,863,000
Total                                                            37,984,550

Industrial equipment & services (0.2%)
Terex
   Company Guaranty Series D
     04-01-08                      8.88          2,000,000        2,020,000
   Sr Sub Nts
     07-15-11                      9.25          6,000,000(d)     6,180,000
Total                                                             8,200,000

Insurance (1.9%)
American General Institute Capital
   Company Guaranty Series A
     12-01-45                      7.57         10,000,000(d)    10,610,620
American Intl Group
   Zero Coupon Cv
     11-09-31                      1.40          5,900,000(f)     3,621,125
Americo Life
   Sr Sub Nts
     06-01-05                      9.25          9,400,000        9,376,500
Executive Risk Capital
   Company Guaranty Series B
     02-01-27                      8.68         11,500,000       11,945,752
Florida Windstorm
   Sr Nts (MBIA Insured)
     08-25-07                      6.85         15,000,000(d,k)  15,852,104
Lincoln Natl
     12-15-11                      6.20          5,600,000        5,612,656
Principal Mutual
     03-01-44                      8.00         10,000,000(d)     9,635,620
Zurich Capital Trust I
   Company Guaranty
     06-01-37                      8.38         10,785,000(d)    10,859,805
Total                                                            77,514,182

Leisure time & entertainment (1.7%)
Choctaw Resort Development Enterprises
   Sr Nts
     04-01-09                      9.25          6,000,000        6,180,000
Coast Hotels & Casino
   Company Guaranty
     04-01-09                      9.50          1,315,000        1,390,613
Hammons (JQ) Hotels
   1st Mtge
     02-15-04                      8.88          2,470,000        2,457,650
Mandalay Resort Group
     11-15-36                      7.00          2,525,000        2,278,813
MGM Mirage
   Sr Nts
     10-15-06                      7.25         15,000,000       14,917,304
Mohegan Tribal Gaming
   Sr Sub Nts
     04-01-12                      8.00          4,650,000(d)     4,655,813
Six Flags
   Sr Nts
     02-01-09                      9.50          5,000,000        5,168,750
     02-01-10                      8.88          2,000,000(d,h)   1,995,000
Station Casinos
   Sr Nts
     02-15-08                      8.38          4,000,000        4,130,000
   Sr Sub Nts
     07-01-10                      9.88          2,000,000        2,140,000
United Artists Theatre
   Series 1995A
     07-01-15                      9.30         11,484,939        9,417,650
Viacom
   Company Guaranty
     05-15-11                      6.63         13,650,000       13,986,199
Total                                                            68,717,792

Media (4.5%)
Adelphia Communications
   Sr Nts
     11-01-06                     10.25          8,000,000        8,240,000
   Sr Nts Series B
     03-01-07                      9.88          5,500,000        5,527,500

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

23   AXP BOND FUND -- SEMIANNUAL REPORT

Issuer                            Coupon         Principal         Value(a)
                                    rate            amount
Media (cont.)
American Media Operation
   Sr Sub Nts
     05-01-09                     10.25%        $4,000,000(d)    $4,075,000
Belo (AH)
     11-01-08                      8.00          6,550,000        6,795,625
Charter Communications Holdings LLC/Capital
   Sr Nts
     10-01-09                     10.75          7,000,000        7,000,000
     05-15-11                     10.00          7,485,000        7,166,888
     05-15-11                     10.00          5,500,000(d)     5,266,250
   Zero Coupon Sr Disc Nts
     04-01-04                     14.19          4,750,000(g)     3,325,000
Clear Channel Communications
     11-01-06                      6.00         17,100,000       16,699,843
Comcast Cable Communications
   Sr Nts
     06-15-13                      7.13         23,475,000       23,703,364
Corus Entertainment
   (U.S. Dollar) Sr Sub Nts
     03-01-12                      8.75          6,510,000(c,d)   6,657,126
CSC Holdings
   Series B
     08-15-09                      8.13          5,000,000        5,015,650
   Sr Nts
     07-15-08                      7.25         14,000,000       13,696,900
Cumulus Media
   Company Guaranty
     07-01-08                     10.38            530,000          561,800
News Corp
     06-24-10                     10.15          3,101,306(h)     3,602,476
Pegasus Satellite
   Sr Nts
     08-01-06                     12.38          1,500,000        1,185,000
Quebecor Media
   (U.S. Dollar) Sr Nts
     07-15-11                     11.13            505,000(c)       542,875
Time Warner
     08-15-06                      8.11          4,095,000        4,473,583
     02-01-24                      7.57         10,875,000       10,993,755
Time Warner Entertainment
     03-15-23                      8.38         17,000,000       18,554,446
Turner Broadcasting
     07-01-13                      8.38         10,000,000       11,300,200
     02-01-24                      8.40         19,500,000       20,365,995
Total                                                           184,749,276

Metals (0.6%)
AK Steel
   Sr Nts
     12-15-06                      9.13          6,000,000        6,240,000
Compass Minerals Group
   Sr Sub Nts
     08-15-11                     10.00          6,695,000(d)     7,029,750
Imexsa Export Trust
   (U.S. Dollar)
     05-31-03                     10.13          2,056,420(c,d)     760,876
Inco
   (U.S. Dollar) Cv
     03-15-16                      7.75          4,718,000(c)     4,689,220
Normandy Yandal Operations
   (U.S. Dollar) Sr Nts
     04-01-08                      8.88          5,000,000(c)     5,025,000
Total                                                            23,744,846

Miscellaneous (2.0%)
American Commercial Lines LLC
   Series B
     06-30-06                      7.37          3,254,605(h)     2,986,100
   Series C
     03-30-07                      7.62          4,563,212(h)     4,186,747
Bistro Trust
     12-31-02                      9.50         23,000,000(d)    19,780,000
ECM Funding LP
     06-10-02                     11.92          1,020,511(h)       877,639
EOP Operating LP
   Sr Nts
     07-15-11                      7.00         14,000,000       14,430,206
ERP Operating LP
     03-02-11                      6.95         10,000,000       10,416,600
ISG Resources
     04-15-08                     10.00          6,260,000        5,540,100
Meritage
   Company Guaranty
     06-01-11                      9.75          4,140,000        4,367,700
MSX Intl
   Company Guaranty
     01-15-08                     11.38          5,665,000        4,354,969
NSM Steel
   Company Guaranty
     02-01-06                     12.00          6,925,000(b,d)   2,159,215
Omega Cabinets
   Sr Sub Nts
     06-15-07                     10.50          4,470,000        4,693,500

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

24   AXP BOND FUND -- SEMIANNUAL REPORT

Issuer                            Coupon         Principal         Value(a)
                                    rate            amount
Miscellaneous (cont.)
Outsourcing Solutions
   Sr Sub Nts Series B
     11-01-06                     11.00%        $2,241,000       $1,893,645
Prime Succession Holding
   Cv Pay-in-kind
     08-29-04                     10.75            205,788(m)       154,341
Rural Cellular
   Series B
     10-03-08                      5.89          2,948,362(h)     2,594,558
   Series C
     04-03-09                      6.14          2,948,362(h)     2,594,558
Total                                                            81,029,878

Multi-industry conglomerates (0.6%)
Tyco Intl Group
   (U.S. Dollar)
     10-15-11                      6.38         12,000,000(c)    10,787,700
   (U.S. Dollar) Company Guaranty
     06-15-05                      6.38         13,000,000(c)    11,883,911
Total                                                            22,671,611

Paper & packaging (2.2%)
APP China Group
   (U.S. Dollar) Sr Nts
     03-15-05                     14.00          4,300,000(b,c,d)   774,000
Berry Plastics
   Company Guaranty Series B
     07-15-07                     11.00          1,360,000        1,400,800
   Sr Sub Nts
     04-15-04                     12.25             75,000           75,563
Bowater Canada Finance
   (U.S. Dollar) Company Guaranty
     11-15-11                      7.95         24,700,000(c)    25,379,249
BPC Holding
   Sr Nts Series B
     06-15-06                     12.50            100,000           98,000
Carter Holt Harvey
   (U.S. Dollar)
     12-01-04                      8.88         10,500,000(c)    11,193,420
Crown Paper
   Sr Sub Nts
     09-01-05                     11.00          6,950,000(b)        69,500
Doman Inds
   (U.S. Dollar) Sr Nts Series B
     11-15-07                      9.25          3,395,000(c)       780,850
Graphic Packaging
   Sr Sub Nts
     02-15-12                      8.63          7,000,000(d)     7,245,000
Intl Paper
     11-15-12                      5.13          9,000,000        7,943,490
Packaging Corp of America
   Company Guaranty
     04-01-09                      9.63          7,000,000        7,717,500
Pactiv
     06-15-17                      8.13          5,000,000        5,415,560
Plastipak Holdings
   Sr Nts
     09-01-11                     10.75          1,385,000(d)     1,488,875
Quno
   (U.S. Dollar) Sr Nts
     05-15-05                      9.13          7,000,000(c)     7,232,274
Riverwood Intl
   Company Guaranty
     04-01-06                     10.25          2,200,000        2,271,500
     08-01-07                     10.63          3,800,000        4,047,000
     04-01-08                     10.88          1,275,000        1,322,813
Silgan Holdings
   Sr Sub Deb
     06-01-09                      9.00            725,000          750,375
Weyerhaeuser
   (U.S. Dollar) Company Guaranty
     01-15-04                      8.50          3,000,000(c)     3,200,790
Total                                                            88,406,559

Real estate investment trust (0.2%)
Meristar Hospitality
   Company Guaranty
     01-51-11                      9.13          5,650,000        5,621,750
   Sr Sub Nts
     08-15-07                      8.75          2,000,000        1,845,000
RFS Partnership LP
   Sr Nts
     03-01-12                      9.75          1,050,000(d)     1,071,000
Total                                                             8,537,750

Restaurants & lodging (0.4%)
Extended Stay America
   Sr Sub Nts
     06-15-11                      9.88          6,000,000        6,270,000
Park Place Entertainment
   Sr Nts
     11-15-06                      8.50          1,125,000        1,173,020
   Sr Sub Nts
     09-15-08                      8.88          6,000,000        6,284,999
     05-15-11                      8.13          1,875,000        1,905,469
Prime Hospitality
   1st Mtge
     01-15-06                      9.25            500,000          515,000
Total                                                            16,148,488

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

25   AXP BOND FUND -- SEMIANNUAL REPORT

Issuer                            Coupon         Principal         Value(a)
                                    rate            amount
Retail (3.6%)
Albertson's
   Sr Nts
     02-15-11                      7.50%       $20,000,000      $21,783,940
American Stores
     06-01-26                      8.00         10,000,000       10,807,600
Best Buy
   Cv
     01-15-22                      2.25          2,800,000(d)     2,667,000
Dairy Mart Convenience Stores
   Sr Sub Nts
     03-15-04                     10.25          5,925,000(b)     1,777,500
Federated Dept Stores
   Sr Nts
     09-01-08                      6.63         20,800,000       21,370,752
Kroger
   Company Guaranty
     03-01-08                      7.45         10,000,000       10,671,300
   Sr Nts
     07-15-06                      8.15         13,000,000       14,480,570
Pathmark Stores
   Sr Sub Nts
     02-01-12                      8.75          8,000,000(d)     8,290,000
Safeway
     03-01-06                      6.15         23,369,000       24,354,938
Target
     01-15-11                      6.35         15,000,000       15,651,600
Wal-Mart CRAVE Trust
     07-17-06                      7.00          9,699,775(d)    10,196,501
Wal-Mart Stores
     06-29-11                      8.88          3,500,000        3,572,485
Total                                                           145,624,186

Transportation (1.7%)
American Architectural
   Company Guaranty
     12-01-07                     11.75          7,500,000(b)     1,125,000
Enterprise Rent-A-Car USA Finance
     02-15-08                      6.80         10,000,000(d)    10,088,090
     01-15-11                      8.00         15,500,000(d)    16,519,435
Greater Beijing First Expressways
   (U.S. Dollar) Sr Nts
     06-15-07                      9.50          3,640,000(b,c)   1,783,600
Interpool
     08-01-07                      7.35          3,930,000        3,615,600
Union Pacific
     01-15-11                      6.65         32,700,000       33,802,154
Vectura Group
   Company Guaranty Series B
     06-30-08                     10.25          4,370,000(b)     3,146,400
Zhuhai Highway
   (U.S. Dollar) Sub Nts
     07-01-08                     12.00          4,140,000(b,c,d) 1,035,000
Total                                                            71,115,279

Utilities -- electric (5.9%)
Appalachian Power
   1st Mtge Medium-term Nts
     12-01-22                      8.50          5,000,000        5,160,500
Arizona Public Service
   1st Mtge Sale Lease-backed Obligation
     12-30-15                      8.00          6,556,000        6,713,344
Cleveland Electric Illuminating
   1st Mtge Series B
     05-15-05                      9.50         18,790,000       18,989,926
   1st Mtge Series E
     07-01-23                      9.00          7,000,000        7,129,430
CMS Energy
   Sr Nts
     05-15-02                      8.13         10,000,000       10,009,100
     07-01-03                      8.38         15,000,000       15,000,000
Dominion Virginia Power
   Sr Nts Series A
     03-31-06                      5.75         20,000,000       20,405,580
EIP Funding-PNM
     10-01-12                     10.25          5,941,000        6,162,183
El Paso Electric
   1st Mtge Series E
     05-01-11                      9.40         10,000,000       11,052,200
FirstEnergy
   Series B
     11-15-11                      6.45         10,000,000       10,022,300
Indiana & Michigan Power
   Sale Lease-backed Obligation Series F
     12-07-22                      9.82          4,964,912        5,351,877
Ipalco Enterprises
     11-14-11                      7.63         10,000,000(d)     9,262,560
Korea Electric Power
   (U.S. Dollar) Zero Coupon
     04-01-16                     10.97         30,000,000(c,g)   7,909,080
Midland Funding I
   Series 1991-C
     07-23-02                     10.33            873,717          879,593
   Series 1994-C
     07-23-02                     10.33            470,402          473,565
Midland Funding II
   Series A
     07-23-05                     11.75         14,900,000       16,066,044

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

26   AXP BOND FUND -- SEMIANNUAL REPORT

Issuer                            Coupon         Principal         Value(a)
                                    rate            amount
Utilities -- electric (cont.)
Mirant Americas Generation
   Sr Nts
     05-01-11                      8.30%        $3,375,000       $2,868,750
NRG Northeast Generating
   Company Guaranty Series A1
     12-15-04                      8.07          1,687,500        1,730,042
   Company Guaranty Series B1
     06-15-15                      8.84          4,000,000        4,153,720
Ohio Edison
   1st Mtge
     04-01-23                      7.88          6,000,000        5,909,220
Pacific Gas & Electric
   1st Mtge Series 1992B
     05-01-25                      8.38          4,100,000        4,089,750
PowerGen US Funding LLC
     10-15-04                      4.50          8,000,000        7,949,176
PSI Energy
     08-01-05                      6.50         10,000,000       10,125,800
RGS (AEGCO) Funding
   Sale Lease-backed Obligation Series F
     12-07-22                      9.82          4,964,917        5,351,883
Salton Sea Funding
   Series C
     05-30-10                      7.84         10,000,000        9,594,200
Sithe Independence Funding
   Series A
     06-30-07                      8.50          7,500,000        7,890,375
     12-30-13                      9.00          4,700,000        4,947,361
Texas Utilities Electric
     01-01-05                      9.45          2,033,000        2,220,117
   1st Mtge
     07-01-25                      7.63         10,000,000        9,741,600
     10-01-25                      7.38          3,000,000        2,873,460
Tucson Electric Power
     10-01-09                      8.50          3,250,000        3,302,127
WPD Holdings
   (U.S. Dollar)
     12-15-17                      7.25          8,000,000(c,d)   7,591,416
Total                                                           240,926,279

Utilities -- gas (1.8%)
Coastal
     02-15-37                      7.42          6,000,000        5,533,200
El Paso
   Sr Nts
     05-15-09                      6.75          4,900,000        4,791,906
     12-15-12                      7.38         12,850,000       12,827,127
     01-15-32                      7.75         10,500,000       10,287,491
Southern California Gas
   1st Mtge Series BB
     03-01-23                      7.38          6,900,000        6,728,466
Southern Natural Gas
     03-01-32                      8.00          7,700,000        7,714,699
Southwest Gas
     02-15-11                      8.38          7,900,000        8,063,214
Williams Companies
     11-15-04                      6.63          4,500,000        4,349,205
     09-01-11                      7.13         15,000,000       13,809,900
Total                                                            74,105,208

Utilities -- telephone (4.1%)
ALLTEL
   Sr Nts
     03-01-06                      7.50         17,470,000       18,365,163
AT&T
     11-15-11                      7.30         10,000,000(d)    10,021,300
BellSouth Capital Funding
     02-15-30                      7.88         24,000,000       28,006,824
Dobson/Sygnet Communications
   Sr Nts
     12-15-08                     12.25          1,700,000        1,598,000
France Telecom
   (U.S. Dollar)
     03-01-11                      7.75          5,000,000(c,n)   5,232,440
     03-01-31                      8.50         19,000,000(c,n)  20,853,564
Pacific Bell
     10-15-34                      6.63         10,000,000        9,691,240
Vodafone Group
   Company Guaranty
     05-01-08                      6.65         10,600,000       10,913,548
   (U.S. Dollar)
     02-15-10                      7.75         22,700,000(c)    25,078,960
WorldCom
     05-15-11                      7.50         30,100,000       29,001,530
     05-15-31                      8.25         10,000,000        9,612,410
Total                                                           168,374,979

Municipal bonds (0.4%)
Atlanta Downtown Development Authority
   Lease Revenue Taxable Bonds
   Atlanta Federal Center
     02-01-09                      6.25          8,250,000        8,651,363
Denver City & County School District #1
   Taxable-Pension-School
   Facilities Lease (AMBAC Insured)
     12-15-12                      6.94          7,700,000(k)     8,236,613
Total                                                            16,887,976

Total bonds
(Cost: $3,800,797,322)                                       $3,823,955,248

See accompanying notes to investments in securities.

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27   AXP BOND FUND -- SEMIANNUAL REPORT


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Common stocks (--%)
Issuer                                         Shares                Value(a)

PhoneTel Technologies                         386,000(b)            $16,405
Prime Succession Holdings                     289,791(b)            405,707

Total common stocks
(Cost: $7,356,942)                                                 $422,112

Preferred stocks & other (0.7%)
Issuer                                         Shares                Value(a)

Asia Pulp & Paper
     Warrants                                   8,500(b,c,d,o)          $--
Duke Energy
     8.25% Cv                                 102,500             2,545,075
General Motors
     5.25% Cv Series B                        208,000             5,418,400
Intermedia Communications
     13.50% Pay-in-kind Series B               12,406(m)         11,909,280
Nextel Communications
     13.00% Cm Pay-in-kind Series D             3,992(m)          1,437,120
Prudential Financial
     6.75% Cm Cv                               67,000             3,638,100
Wayland Investment Fund LLC                 6,000,000(b,e,h)      4,554,360

Total preferred stocks & other
(Cost: $34,329,900)                                             $29,502,335

Short-term securities (14.2%)
Issuer                        Annualized            Amount         Value(a)
                           yield on date        payable at
                             of purchase          maturity

U.S. government agencies (7.2%)
Federal Home Loan Bank Disc Nts
     03-22-02                      1.74%       $46,400,000      $46,350,660
     05-01-02                      1.76         31,300,000       31,205,665
Federal Home Loan Mtge Corp Disc Nts
     03-05-02                      1.70         37,000,000       36,991,264
     04-02-02                      1.74         44,500,000       44,429,020
     04-11-02                      1.68         12,800,000       12,775,588
     04-16-02                      1.73         50,000,000       49,887,070
     04-18-02                      1.72          8,800,000        8,780,525
Federal Natl Mtge Assn Disc Nts
     03-07-02                      1.71         10,200,000       10,196,797
     03-12-02                      1.65          6,100,000        6,096,645
     04-17-02                      1.72         50,000,000       49,893,453
Total                                                           296,606,687

Commercial paper (7.0%)
Abbey Natl North America
     04-29-02                      1.94         18,500,000       18,441,108
Alcoa
     03-26-02                      1.76          1,500,000        1,498,093
Charta
     03-11-02                      1.82         22,500,000(i)    22,487,487
Commerzbank U.S. Finance
     03-13-02                      1.76          3,800,000        3,797,462
Dexia Bank (Delaware)
     04-10-02                      1.70          2,300,000        2,294,997
Edison Asset Securitization
     04-11-02                      1.81         10,000,000(i)     9,978,884
Emerson Electric
     04-08-02                      1.78          4,000,000(i)     3,992,287
Enterprise Funding
     04-30-02                      1.82          4,300,000(i)     4,286,011
     05-20-02                      1.72          5,700,000(i)     5,675,376
Gannett
     03-11-02                      1.76          6,500,000(i)     6,496,505
     04-22-02                      1.79          3,600,000(i)     3,590,513
ING US Funding
     03-18-02                      1.78         20,000,000       19,982,200
     03-25-02                      1.78         16,100,000       16,080,098
Kimberly-Clark
     03-20-02                      1.64         13,200,000(i)    13,187,973
Morgan Stanley, Dean Witter & Co
     03-08-02                      1.80          5,500,000        5,497,800
     03-12-02                      1.73         16,800,000       16,789,640
Nordea North America
     04-02-02                      1.68          5,000,000        4,991,292
Park Avenue Receivables
     03-06-02                      1.80         12,500,000(i)    12,496,250
Procter & Gamble
     03-18-02                      1.70         19,000,000(i)    18,983,850
     04-23-02                      1.76          6,000,000(i)     5,984,160
Salomon Smith Barney
     03-04-02                      1.78          6,700,000        6,698,675
     03-08-02                      1.78          8,700,000        8,696,559
     03-21-02                      1.78         17,600,000       17,581,724
     04-08-02                      1.79         10,000,000        9,980,608
     04-11-02                      1.79         16,800,000       16,764,916
     04-12-02                      1.79          9,600,000        9,579,475
SBC Intl
     03-18-02                      1.72          1,000,000(i)       999,140
Toyota Motor Credit
     03-04-02                      1.78          4,300,000        4,299,150
Unilever Capital
     04-18-02                      1.77         13,800,000(i)    13,766,754
Total                                                           284,898,987

Total short-term securities
(Cost: $581,529,571)                                           $581,505,674

Total investments in securities
(Cost: $4,424,013,735)(p)                                    $4,435,385,369

See accompanying notes to investments in securities.

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28   AXP BOND FUND -- SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Feb. 28, 2002, the value of foreign securities represented 7.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Feb. 28, 2002, is as follows:

     Security                             Acquisition                     Cost
                                             dates
     American Commercial Lines LLC
      7.37% Series B 2006                  03-28-01                 $2,929,144
      7.62% Series C 2007                  03-28-01                  4,106,890
     Clarent Hospital
      11.50% Sr Nts 2005                   11-19-01                  9,298,304
     ECM Funding LP
      11.92% 2002                   04-13-92 thru 10-03-01           1,020,511
     News Corp*
      10.15% 2010                   01-29-93 thru 12-24-01           3,175,830
     Rural Cellular
      5.89% 2008                    10-31-01 thru 01-16-02           2,837,798
      6.14% 2009                    10-31-01 thru 01-16-02           2,837,798
     Six Flags*
      8.88% Sr Nts 2010             01-31-02 thru 02-01-02           1,992,880
     Wayland Investment Fund LLC           05-17-00                  6,671,880

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(j) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC     --   American Municipal Bond Association Corporation
     MBIA      --   Municipal Bond Investors Assurance

(l) At Feb. 28, 2002, the cost of securities purchased, including interest purchased, on a when-issued basis was $394,850,295.

(m) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(n) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2002.

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29   AXP BOND FUND -- SEMIANNUAL REPORT

(o)  Negligible market value.

(p) At Feb. 28, 2002, the cost of securities for federal income tax purposes was approximately $4,424,014,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                               $101,801,000
     Unrealized depreciation                                (90,430,000)
                                                            -----------
     Net unrealized appreciation                           $ 11,371,000
                                                           ------------

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30   AXP BOND FUND -- SEMIANNUAL REPORT

AXP Bond Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: INBNX    Class B: ININX
Class C: AXBCX    Class Y: IDBYX

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                            S-6490 R (4/02)